BUSINESS ORGANIZATION, NATURE OF OPERATIONS, BASIS OF PRESENTATION AND LIQUIDITY (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended									9 Months Ended		12 Months Ended
	Oct. 08, 2025	Nov. 06, 2024	Feb. 06, 2024	Nov. 30, 2024	Sep. 30, 2025	Jun. 30, 2025		Mar. 31, 2025		Mar. 27, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 06, 2025
Subsidiary, Sale of Stock [Line Items]
Net loss					$ 3,038,277	$ 2,656,263		$ 5,339,799			$ 1,091,416	$ 4,028,562	$ 2,223,255	$ 11,034,339	$ 7,343,233	$ 8,979,381	$ 10,417,704
Cash flows from operations														8,373,790	$ 5,882,501	8,230,346	6,430,211
Working capital					1,300,000									1,300,000		$ 7,400,000
Offering price		$ 3,614,170				888,138	[1]	901,610	[2]								2,348,773
Warrants purchase																3,951,634
Proceeds from warrant exercises, net																$ 7,500,000
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Sold shares of common stock	678,125
Exercise price	$ 2.75																	$ 2.75
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Net loss
Sold shares of common stock			2,150,000			473,337	[1]	492,087	[2]								817,860
Offering price						$ 47	[1]	$ 49	[2]					$ 1,100,000			$ 81
Warrants purchase			3,351,580													2,150,000
Exercise price			$ 2.33
Common Stock [Member] | A T M Program [Member]
Subsidiary, Sale of Stock [Line Items]
Sold shares of common stock																	132,827
Offering price				$ 3,614,000
Common Stock [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Sold shares of common stock										1,829,449
Warrants purchase	508,592
Common Stock [Member] | Subsequent Event [Member] | A T M Program [Member]
Subsidiary, Sale of Stock [Line Items]
Sold shares of common stock										492,000
Offering price										$ 1,084,000
Two Thousand Twenty Four A T M Program [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Sold shares of common stock					0									965,424
Offering price														$ 2,011,250

[1]	Represents the gross proceeds of $927,335, less issuance costs of $39,197, resulting in net proceeds of $888,138. See Note 4 - Stockholders’ Equity - ATM Sales for additional details.
[2]	Represents the gross proceeds of $1,083,915, less issuance costs of $182,305, resulting in net proceeds of $901,610. See Note 4 - Stockholders’ Equity - ATM Sales for additional details.